September 24, 2007



U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD WORLD FUNDS (THE TRUST)
     FILE NO.  2-17620


Commissioners:

Enclosed is the 107th Post-Effective Amendment to the Trust's registration statement on Form N-1A, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to introduce three new series to the Trust: Vanguard Mega Cap 300 Index Fund, Vanguard Mega Cap 300 Value Index Fund, and Vanguard Mega Cap 300 Growth Index Fund. Each new series will offer Investor, Institutional, and ETF shares. The outside front cover of the Funds' prospectuses will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of December 10, 2007 for this amendment. Vanguard will be submitting a Rule 485(b) filing which will include text addressing any SEC comments as well as updated financials for the other series included in the Trust. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this Rule 485(a) filing, on December 10, 2007.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-2689.



Sincerely,
The Vanguard Group, Inc.




Nathan Will
Associate Counsel
Securities Regulation, Legal Department



Enclosures
cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission